Commitments and Contingencies	12 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
18.	COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time, the Company may be subject to legal proceedings, investigations and claims incidental to the conduct of our business. The Company currently have two contract disputes with our suppliers, Jiangsu Anruida New Material Company Limited (“Anruida”) and Zhuhai Titans New Power Electric Co., Ltd. (“Titans”), and one guarantee dispute with Zhengyu Wang.

On October 21, 2019, Anruida commenced an action against Hengmao Power Battery in Changzhou Wujin District Intermediate People’s Court alleging that Hengmao Power Battery defaulted on the contract payment of RMB958,805 (approximately $139,000) and seeking for, among others, the payment of the contractual payment and the interest on the contractual payment. The appellate court rendered its judgment on January 28, 2021, pursuant to which Hengmao Power Battery shall repay RMB958,805 (approximately $139,000) and accrued interests. The Company accrued the repayment amount and interest as of September 30, 2022.

On January 6, 2020, Titans commenced an action against Hengmao Power Battery in Changzhou Wujin District Intermediate People’s Court alleging that Hengmao Power Battery defaulted on the payment of RMB1,072,560 (approximately $156,000) and seeking for, among others, the payment of the contractual payment. However, the Company plans to defend the case rigorously. The appellate court rendered its judgment on January 27, 2021, pursuant to which Hengmao Power Battery shall repay RMB1,072,560 (approximately $156,000), accrued interests and attorney’s fees. The Company accrued the repayment amount and interest as of September 30, 2022.

On February 22, 2022, Zhengyu Wang commenced an action against Henglong Chen, Hengwei Chen, Di Wu and Hengmao Power Battery in Lishui Intermediate People’s Court alleging that Henglong Chen, Hengwei Chen, Di Wu shall be liable for repaying, among others, the principals of RMB6,500,000 (approximately $958,750), and Hengmao Power Battery, as the guarantor, shall be jointly and severally liable for the repayment. The case is currently in the procedure of the first instance and remains pending.

Other than disclosed above, the Company is not a party to, nor are we aware of, any legal proceedings, investigations or claims which, in the opinion of our management, are likely to have a material adverse effect on our business, financial condition or results of operations.

Operating Leases

The Company leases its offices under non-cancelable operating lease agreements. Rent and related utilities expense under all operating leases, included in operating expenses in the Consolidated Statements of Operations, $165,891, $281,102 and $187,470 for the years ended September 30, 2020, 2021 and 2022, respectively.

The following table presents future minimum rental payments required under operating leases as of September 30, 2022:

Years Ended September 30,	Amount
2023	$117,176
2024	89,210
2025	48,528
2026	19,411
$274,326